Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ (78.0)	$ (64.0)	$ (61.0)	$ (80.0)